Offerings - Offering: 1	May 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	14.00
Maximum Aggregate Offering Price	$ 35,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,358.5
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933 (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional shares that may be offered or become issuable pursuant to the A10 Networks, Inc. 2014 Employee Stock Purchase Plan, as amended (the “ESPP”) in connection with any stock split, stock dividend, recapitalization, or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Registrant’s outstanding shares of common stock, par value $0.00001 per share (the “Common Stock”).The proposed maximum offering price per unit was estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purposes of calculating the registration fee on the basis of 85% of the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 5, 2025. Pursuant to the ESPP, the purchase price of Common Stock will be 85% of the lower of the fair market value of the Common Stock on the first trading day of the offering period or on the purchase date.